Adv Inst | Spartan Extended Market Index Fund
Fund Summary Fund/Class: Spartan® Extended Market Index Fund/Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Adv Inst Spartan Extended Market Index Fund Spartan Extended Market Index Fund - Fidelity Advantage Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Adv Inst Spartan Extended Market Index Fund Spartan Extended Market Index Fund - Fidelity Advantage Institutional Class
Management fee		0.06%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.01%
Total annual operating expenses		0.07%
Fee waiver and/or expense reimbursement	[1]	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage® Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2013, after which date, FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Adv Inst Spartan Extended Market Index Fund Spartan Extended Market Index Fund - Fidelity Advantage Institutional Class
1 year	6
3 years	21
5 years	38
10 years	88

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Completion Total Stock Market IndexSM, which represents the performance of stocks of mid- to small-capitalization U.S. companies.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Completion Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Fidelity Advantage Institutional Class after Fidelity Advantage Institutional Class has been in operation for one calendar year.

Year-by-Year Returns Calendar Years	[1]

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	20.65%	June 30, 2009
Lowest Quarter Return	-26.33%	December 31, 2008
Year-to-Date Return	7.14%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns Adv Inst Spartan Extended Market Index Fund	Past 1 year		Past 5 years		Life of class		Inception Date
Spartan Extended Market Index Fund - Fidelity Advantage Class	28.62%	[1]	5.66%	[1]	6.94%	[2],[1]	Oct. 14, 2005
Dow Jones U.S. Completion Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	28.62%		5.54%		6.82%	[2]	Oct. 14, 2005
[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the class is invested in the same portfolio of securities. Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the class does not have the same expenses.
[2]	From October 14, 2005.

Inst Adv Inst | Spartan International Index Fund
Fund Summary Fund/Class: Spartan® International Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of foreign stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan International Index Fund	Spartan International Index Fund - Institutional Class	Spartan International Index Fund - Fidelity Advantage Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan International Index Fund		Spartan International Index Fund - Institutional Class	Spartan International Index Fund - Fidelity Advantage Institutional Class
Management fee		0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.035%	0.015%
Total annual operating expenses		0.095%	0.075%
Fee waiver and/or expense reimbursement	[1]	0.025%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.07%	0.06%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.06%, respectively. These arrangements will remain in effect through April 30, 2013, after which date, FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan International Index Fund (USD $)	Spartan International Index Fund - Institutional Class	Spartan International Index Fund - Fidelity Advantage Institutional Class
1 year	7	6
3 years	27	22
5 years	50	40
10 years	118	94

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the MSCI® EAFE® (Europe, Australasia, Far East) Index, which represents the performance of foreign stock markets.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Year-by-Year Returns Calendar Years	[2]

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	25.46%	June 30, 2009
Lowest Quarter Return	-19.05%	December 30, 2008
Year-to-Date Return	5.47%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns Inst Adv Inst Spartan International Index Fund	Past 1 year		Past 5 years		Life of class		Inception Date
Spartan International Index Fund - Fidelity Advantage Class	7.73%	[1]	2.54%	[1]	3.75%	[2],[1]	Oct. 14, 2005
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.88%		2.63%		3.88%	[2]	Oct. 14, 2005
[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[2]	From October 14, 2005.

Inst Adv Inst | Spartan Total Market Index Fund
Fund Summary Fund/Class: Spartan® Total Market Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan Total Market Index Fund	Spartan Total Market Index Fund - Institutional Class	Spartan Total Market Index Fund - Fidelity Advantage Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan Total Market Index Fund		Spartan Total Market Index Fund - Institutional Class	Spartan Total Market Index Fund - Fidelity Advantage Institutional Class
Management fee		0.045%	0.045%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.025%	0.015%
Total annual operating expenses		0.07%	0.06%
Fee waiver and/or expense reimbursement	[1]	0.01%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%	0.045%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06% and 0.045%, respectively. These arrangements will remain in effect through April 30, 2013, after which date, FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan Total Market Index Fund (USD $)	Spartan Total Market Index Fund - Institutional Class	Spartan Total Market Index Fund - Fidelity Advantage Institutional Class
1 year	6	5
3 years	21	17
5 years	38	32
10 years	88	75

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market IndexSM, which represents the performance of a broad range of U.S. stocks.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Year-by-Year Returns Calendar Years	[2]

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	16.78%	June 30, 2009
Lowest Quarter Return	-22.88%	December 31, 2008
Year-to-Date Return	6.28%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns Inst Adv Inst Spartan Total Market Index Fund	Past 1 year		Past 5 years		Life of class		Inception Date
Spartan Total Market Index Fund - Fidelity Advantage Class	17.44%	[1]	2.99%	[1]	4.04%	[2],[1]	Oct. 14, 2005
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	17.49%		3.00%		4.05%	[2]	Oct. 14, 2005
[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[2]	From October 14, 2005.

[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the class is invested in the same portfolio of securities. Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the class does not have the same expenses.
[2]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.